Share-Based Compensation - Summary Of Total Remaining Unrecognized Compensation Cost (Parenthetical) (Details) - Restricted Stock And Restricted Stock Unit - Two Thousand And Nineteen Lions Gate Plan - shares shares in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement shares with held for tax obligation	3.0	1.5	1.8
Starz Business of Lions Gate Entertainment Corp
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based payment arrangement shares with held for tax obligation	0.9	0.7	0.5